Nuveen Dividend Value Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X – COMMON STOCKS - 98 .6%
X 3,134,034,279
Banks - 3.5%
2,131,747 Bank of America Corp $ 68,215,904
944,883 Wells Fargo & Co 43,615,799
Total Banks 111,831,703
Biotechnology - 2.6%
169,270 AbbVie Inc 25,319,407
771,994 Gilead Sciences Inc 58,779,623
Total Biotechnology 84,099,030
Building Products - 3.3%
773,331 Carrier Global Corp 46,051,861
824,699 Johnson Controls International plc 57,357,816
Total Building Products 103,409,677
Capital Markets - 5.3%
146,321 Ameriprise Financial Inc 50,985,552
1,008,923 Charles Schwab Corp/The 66,689,810
214,538 LPL Financial Holdings Inc 49,206,436
Total Capital Markets 166,881,798
Chemicals - 3.0%
829,140 Corteva Inc 46,788,370
641,476 DuPont de Nemours Inc 49,797,782
Total Chemicals 96,586,152
Containers & Packaging - 1.0%
711,042 Sealed Air Corp 32,437,736
Total Containers & Packaging 32,437,736
Diversified Telecommunication Services - 0.6%
1,401,729 AT&T Inc 20,353,105
Total Diversified Telecommunication Services 20,353,105
Electric Utilities - 4.5%
863,743 Alliant Energy Corp 46,417,549
439,417 American Electric Power Co Inc 37,236,197
787,045 NextEra Energy Inc 57,690,398
Total Electric Utilities 141,344,144
Electrical Equipment - 4.6%
268,448 AMETEK Inc 42,575,853
292,178 Eaton Corp PLC 59,989,987
828,022 nVent Electric PLC 43,785,803
Total Electrical Equipment 146,351,643
Financial Services - 3.4%
1,024,337 Fidelity National Information Services Inc 61,849,468
199,260 Visa Inc, Class A 47,370,080
Total Financial Services 109,219,548

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Food Products - 1.4%
1,204,496 Kraft Heinz Co/The $ 43,578,665
Total Food Products 43,578,665
Health Care Equipment & Supplies - 3.5%
602,655 Abbott Laboratories 67,093,581
157,318 Becton Dickinson & Co 43,831,941
Total Health Care Equipment & Supplies 110,925,522
Health Care Providers & Services - 5.3%
181,653 Cigna Group/The 53,605,800
135,722 Elevance Health Inc 64,010,567
107,939 Humana Inc 49,309,774
Total Health Care Providers & Services 166,926,141
Hotels, Restaurants & Leisure - 2.4%
92,554 Domino's Pizza Inc 36,719,874
492,922 Wyndham Hotels & Resorts Inc 38,408,482
Total Hotels, Restaurants & Leisure 75,128,356
Household Durables - 1.2%
3,486,869 Newell Brands Inc 38,913,458
Total Household Durables 38,913,458
Household Products - 0.9%
380,842 Spectrum Brands Holdings Inc 29,861,821
Total Household Products 29,861,821
Industrial Conglomerates - 1.3%
366,759 3M Co 40,893,629
Total Industrial Conglomerates 40,893,629
Industrial REITs - 2.4%
145,778 EastGroup Properties Inc 25,828,946
414,443 Prologis Inc 51,701,764
Total Industrial REITs 77,530,710
Insurance - 4.5%
920,602 American International Group Inc 55,493,889
116,177 Everest Group Ltd 41,882,970
210,898 Willis Towers Watson PLC 44,569,074
Total Insurance 141,945,933
Interactive Media & Services - 3.0%
367,634 Alphabet Inc, Class C (2) 48,935,762
150,073 Meta Platforms Inc (2) 47,813,258
Total Interactive Media & Services 96,749,020
Machinery - 5.2%
79,313 Caterpillar Inc 21,031,428
81,491 Dover Corp 11,895,241
248,581 ITT Inc 24,758,668
146,378 Parker-Hannifin Corp 60,016,444
402,112 Westinghouse Air Brake Technologies Corp 47,626,145
Total Machinery 165,327,926
Multi-Utilities - 0.5%
296,032 Dominion Energy Inc 15,852,514
Total Multi-Utilities 15,852,514

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 9.5%
651,134 ConocoPhillips $ 76,651,494
169,876 Diamondback Energy Inc 25,026,132
378,724 EOG Resources Inc 50,192,292
268,736 Pioneer Natural Resources Co 60,645,653
650,803 Shell PLC, ADR 40,108,989
385,336 Valero Energy Corp 49,673,664
Total Oil, Gas & Consumable Fuels 302,298,224
Pharmaceuticals - 4.6%
576,351 AstraZeneca PLC, Sponsored ADR 41,324,366
553,609 Merck & Co Inc 59,042,400
845,394 Sanofi, ADR 45,118,678
Total Pharmaceuticals 145,485,444
Residential REITs - 1.3%
1,102,265 American Homes 4 Rent, Class A 41,312,892
Total Residential REITs 41,312,892
Semiconductors & Semiconductor Equipment - 4.3%
69,132 Broadcom Inc 62,125,472
36,313 Lam Research Corp 26,090,527
241,591 QUALCOMM Inc 31,931,083
173,940 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
17,246,151
Total Semiconductors & Semiconductor Equipment 137,393,233
Software - 7.0%
2,174,265 Gen Digital Inc 42,289,454
135,142 Microsoft Corp 45,396,901
427,973 Oracle Corp 50,171,275
98,581 Roper Technologies Inc 48,605,362
153,373 Salesforce Inc (2) 34,510,459
Total Software 220,973,451
Specialized REITs - 1.9%
330,843 Crown Castle Inc 35,826,988
169,310 Extra Space Storage Inc 23,630,597
Total Specialized REITs 59,457,585
Technology Hardware, Storage & Peripherals - 1.9%
3,556,771 Hewlett Packard Enterprise Co 61,816,680
Total Technology Hardware, Storage & Peripherals 61,816,680
Tobacco - 2.4%
751,861 Philip Morris International Inc 74,975,579
Total Tobacco 74,975,579
Trading Companies & Distributors - 2.3%
75,780 United Rentals Inc 35,213,450
221,903 WESCO International Inc 38,959,510
Total Trading Companies & Distributors 74,172,960
Total Common Stocks
(cost $2,738,987,649) 3,134,034,279
Total Long-Term Investments
(cost $2,738,987,649) 3,134,034,279
Other Assets & Liabilities, Net -  1.4% 43,722,800
Net Assets - 100% $ 3,177,757,079

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,134,034,279 $ – $ – $ 3,134,034,279
Total
$ 3,134,034,279 $ – $ – $ 3,134,034,279
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Large Cap Select Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X – COMMON STOCKS - 99 .1%
X 38,952,165
Aerospace & Defense - 0.7%
1,477 Curtiss-Wright Corp $ 282,639
Total Aerospace & Defense 282,639
Banks - 1.5%
12,529 Wells Fargo & Co 578,339
Total Banks 578,339
Biotechnology - 3.2%
1,227 Biogen Inc (2) 331,523
6,956 Gilead Sciences Inc 529,630
1,610 United Therapeutics Corp (2) 390,779
Total Biotechnology 1,251,932
Broadline Retail - 3.2%
9,344 Amazon.com Inc (2) 1,249,106
Total Broadline Retail 1,249,106
Building Products - 2.4%
8,657 Carrier Global Corp 515,524
6,303 Johnson Controls International plc 438,374
Total Building Products 953,898
Capital Markets - 4.0%
1,469 Ameriprise Financial Inc 511,873
10,308 Charles Schwab Corp/The 681,359
1,639 LPL Financial Holdings Inc 375,921
Total Capital Markets 1,569,153
Chemicals - 2.4%
8,977 Corteva Inc 506,572
5,681 DuPont de Nemours Inc 441,016
Total Chemicals 947,588
Consumer Staples Distribution & Retail - 0.9%
5,714 Performance Food Group Co (2) 341,469
Total Consumer Staples Distribution & Retail 341,469
Containers & Packaging - 0.8%
6,543 Sealed Air Corp 298,492
Total Containers & Packaging 298,492
Electric Utilities - 1.3%
7,161 NextEra Energy Inc 524,901
Total Electric Utilities 524,901
Electrical Equipment - 3.8%
2,858 AMETEK Inc 453,279
2,718 Eaton Corp PLC 558,060
8,812 nVent Electric PLC 465,978
Total Electrical Equipment 1,477,317

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Financial Services - 7.9%
8,774 Fidelity National Information Services Inc $ 529,774
7,028 Fiserv Inc (2) 887,004
2,078 FleetCor Technologies Inc (2) 517,235
2,972 Mastercard Inc, Class A 1,171,800
Total Financial Services 3,105,813
Food Products - 1.0%
11,286 Kraft Heinz Co/The 408,327
Total Food Products 408,327
Health Care Equipment & Supplies - 2.8%
5,772 Abbott Laboratories 642,597
1,650 Becton Dickinson & Co 459,723
Total Health Care Equipment & Supplies 1,102,320
Health Care Providers & Services - 4.5%
6,578 Centene Corp (2) 447,896
1,537 Elevance Health Inc 724,895
1,343 Humana Inc 613,523
Total Health Care Providers & Services 1,786,314
Hotels, Restaurants & Leisure - 3.6%
1,287 Domino's Pizza Inc 510,605
3,698 Expedia Group Inc (2) 453,116
8,512 MGM Resorts International 432,154
Total Hotels, Restaurants & Leisure 1,395,875
Household Durables - 0.9%
30,447 Newell Brands Inc 339,788
Total Household Durables 339,788
Industrial Conglomerates - 0.7%
2,296 3M Co 256,004
Total Industrial Conglomerates 256,004
Industrial REITs - 1.4%
4,339 Prologis Inc 541,290
Total Industrial REITs 541,290
Insurance - 2.4%
10,292 American International Group Inc 620,402
1,531 Willis Towers Watson PLC 323,546
Total Insurance 943,948
Interactive Media & Services - 7.6%
12,639 Alphabet Inc, Class C (2) 1,682,377
4,051 Meta Platforms Inc (2) 1,290,649
Total Interactive Media & Services 2,973,026
Machinery - 3.0%
523 Dover Corp 76,342
1,363 Parker-Hannifin Corp 558,844
4,702 Westinghouse Air Brake Technologies Corp 556,905
Total Machinery 1,192,091

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 5.6%
6,363 ConocoPhillips $ 749,052
1,181 EOG Resources Inc 156,518
18,142 Permian Resources Corp 212,080
2,901 Pioneer Natural Resources Co 654,669
3,364 Valero Energy Corp 433,653
Total Oil, Gas & Consumable Fuels 2,205,972
Pharmaceuticals - 2.0%
5,635 AstraZeneca PLC, Sponsored ADR 404,030
7,274 Sanofi, ADR 388,213
Total Pharmaceuticals 792,243
Semiconductors & Semiconductor Equipment - 8.0%
1,020 Broadcom Inc 916,623
3,601 NVIDIA Corp 1,682,711
2,681 QUALCOMM Inc 354,348
2,083 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
206,529
Total Semiconductors & Semiconductor Equipment 3,160,211
Software - 15.6%
2,529 Crowdstrike Holdings Inc, Class A (2) 408,838
20,562 Gen Digital Inc 399,931
8,881 Microsoft Corp 2,983,306
5,644 Oracle Corp 661,646
915 Roper Technologies Inc 451,141
3,127 Salesforce Inc (2) 703,606
931 ServiceNow Inc (2) 542,773
Total Software 6,151,241
Technology Hardware, Storage & Peripherals - 3.2%
3,987 Apple Inc 783,246
27,937 Hewlett Packard Enterprise Co 485,545
Total Technology Hardware, Storage & Peripherals 1,268,791
Textiles, Apparel & Luxury Goods - 0.7%
7,583 Capri Holdings Ltd (2) 279,889
Total Textiles, Apparel & Luxury Goods 279,889
Tobacco - 1.7%
6,593 Philip Morris International Inc 657,454
Total Tobacco 657,454

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 2.3%
961 United Rentals Inc $ 446,558
2,678 WESCO International Inc 470,176
Total Trading Companies & Distributors 916,734
Total Common Stocks
(cost $30,304,129) 38,952,165
Total Long-Term Investments
(cost $30,304,129) 38,952,165
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.2%
X – REPURCHASE AGREEMENTS - 0 .2%
X 100,000
$ 100 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$100,015, collateralized $108,500, U.S. Treasury Bond,
3.75%, due 11/15/43, value $102,032
5.260% 8/01/23 $ 100,000
Total Repurchase Agreements
(cost $100,000) 100,000
Total Short-Term Investments
(cost $100,000) 100,000
Total Investments
(cost $ 30,404,129 ) - 99 .3% 39,052,165
Other Assets & Liabilities, Net -  0.7% 269,709
Net Assets - 100% $ 39,321,874
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 38,952,165 $ – $ – $ 38,952,165
Short-Term Investments:
Repurchase Agreements – 100,000 – 100,000
Total
$ 38,952,165 $ 100,000 $ – $ 39,052,165

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.1%
X – COMMON STOCKS - 98 .1%
X 200,169,368
Aerospace & Defense - 2.2%
12,808 Axon Enterprise Inc (2) $ 2,381,391
15,319 HEICO Corp, Class A 2,150,022
Total Aerospace & Defense 4,531,413
Biotechnology - 6.3%
9,549 Alnylam Pharmaceuticals Inc (2) 1,865,874
4,135 Argenx SE, ADR (2) 2,086,025
8,728 BioMarin Pharmaceutical Inc (2) 767,453
15,654 Horizon Therapeutics Plc (2) 1,569,626
13,446 Krystal Biotech Inc (2) 1,735,879
14,666 Sarepta Therapeutics Inc (2) 1,589,648
13,529 United Therapeutics Corp (2) 3,283,759
Total Biotechnology 12,898,264
Building Products - 2.5%
88,244 AZEK Co Inc/The (2) 2,753,213
37,772 Carrier Global Corp 2,249,322
Total Building Products 5,002,535
Capital Markets - 4.2%
12,375 Ameriprise Financial Inc 4,312,069
7,893 MSCI Inc 4,325,995
Total Capital Markets 8,638,064
Commercial Services & Supplies - 2.9%
82,026 GFL Environmental Inc 2,800,368
18,890 Tetra Tech Inc 3,196,377
Total Commercial Services & Supplies 5,996,745
Communications Equipment - 0.9%
45,198 Ciena Corp (2) 1,907,356
Total Communications Equipment 1,907,356
Construction & Engineering - 3.3%
27,881 MasTec Inc (2) 3,282,988
17,327 Quanta Services Inc 3,493,469
Total Construction & Engineering 6,776,457
Construction Materials - 1.7%
15,895 Vulcan Materials Co 3,504,847
Total Construction Materials 3,504,847
Consumer Finance - 1.7%
36,111 FirstCash Holdings Inc 3,440,656
Total Consumer Finance 3,440,656
Consumer Staples Distribution & Retail - 1.4%
41,330 BJ's Wholesale Club Holdings Inc (2) 2,740,592
Total Consumer Staples Distribution & Retail 2,740,592

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 2.3%
117,606 Array Technologies Inc (2) $ 2,240,394
45,277 Cognex Corp 2,473,030
Total Electronic Equipment, Instruments & Components 4,713,424
Entertainment - 2.0%
13,556 Take-Two Interactive Software Inc (2) 2,073,255
19,132 World Wrestling Entertainment Inc, Class A 2,008,860
Total Entertainment 4,082,115
Ground Transportation - 2.6%
39,312 Knight-Swift Transportation Holdings Inc 2,388,204
41,990 XPO Inc (2) 2,907,388
Total Ground Transportation 5,295,592
Health Care Equipment & Supplies - 10.2%
6,440 Align Technology Inc (2) 2,433,612
45,693 Dexcom Inc (2) 5,691,520
7,092 Inspire Medical Systems Inc (2) 2,041,149
15,522 Insulet Corp (2) 4,295,713
37,536 Lantheus Holdings Inc (2) 3,246,489
10,029 Penumbra Inc (2) 3,042,397
Total Health Care Equipment & Supplies 20,750,880
Health Care Technology - 2.3%
22,958 Veeva Systems Inc, Class A (2) 4,688,483
Total Health Care Technology 4,688,483
Hotels, Restaurants & Leisure - 6.8%
47,536 Caesars Entertainment Inc (2) 2,805,575
8,858 Domino's Pizza Inc 3,514,323
43,218 Planet Fitness Inc (2) 2,918,944
7,148 Wingstop Inc 1,205,010
24,629 Yum! Brands Inc 3,390,674
Total Hotels, Restaurants & Leisure 13,834,526
Insurance - 1.2%
6,501 Everest Group Ltd 2,343,675
Total Insurance 2,343,675
IT Services - 4.3%
9,749 Gartner Inc (2) 3,447,149
6,047 MongoDB Inc (2) 2,560,300
41,298 Shift4 Payments Inc, Class A (2) 2,849,149
Total IT Services 8,856,598
Leisure Products - 1.2%
123,518 Topgolf Callaway Brands Corp (2) 2,466,654
Total Leisure Products 2,466,654
Life Sciences Tools & Services - 2.3%
33,320 Bio-Techne Corp 2,778,888
10,478 Repligen Corp (2) 1,797,606
Total Life Sciences Tools & Services 4,576,494
Machinery - 1.4%
43,737 Donaldson Co Inc 2,747,996
Total Machinery 2,747,996

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Media - 1.4%
31,474 Trade Desk Inc/The, Class A (2) $ 2,872,317
Total Media 2,872,317
Metals & Mining - 0.9%
94,957 Lithium Americas Corp (2) 1,916,232
Total Metals & Mining 1,916,232
Oil, Gas & Consumable Fuels - 4.3%
18,562 Cheniere Energy Inc 3,004,445
16,760 Diamondback Energy Inc 2,469,083
289,282 Permian Resources Corp 3,381,707
Total Oil, Gas & Consumable Fuels 8,855,235
Personal Care Products - 0.7%
63,512 Kenvue Inc (2) 1,503,964
Total Personal Care Products 1,503,964
Professional Services - 3.9%
29,536 CoStar Group Inc (2) 2,480,138
24,262 Verisk Analytics Inc 5,554,542
Total Professional Services 8,034,680
Semiconductors & Semiconductor Equipment - 3.8%
30,961 GLOBALFOUNDRIES Inc (2),(3) 1,971,906
25,845 Lattice Semiconductor Corp (2) 2,350,344
6,105 Monolithic Power Systems Inc 3,415,687
Total Semiconductors & Semiconductor Equipment 7,737,937
Software - 12.9%
28,135 Crowdstrike Holdings Inc, Class A (2) 4,548,304
15,420 CyberArk Software Ltd (2) 2,559,874
47,938 Five9 Inc (2) 4,206,560
7,499 Palo Alto Networks Inc (2) 1,874,450
19,772 PTC Inc (2) 2,882,955
42,005 Sprout Social Inc, Class A (2) 2,400,166
5,354 Synopsys Inc (2) 2,418,937
8,297 Tyler Technologies Inc (2) 3,290,839
13,717 Zscaler Inc (2) 2,199,933
Total Software 26,382,018
Specialty Retail - 3.5%
72,493 Chewy Inc, Class A (2),(3) 2,457,513
40,030 Ross Stores Inc 4,589,039
Total Specialty Retail 7,046,552

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 3.0%
25,945 Crocs Inc (2) $ 2,811,141
5,915 Deckers Outdoor Corp (2) 3,215,926
Total Textiles, Apparel & Luxury Goods 6,027,067
Total Common Stocks
(cost $172,862,811) 200,169,368
Total Long-Term Investments
(cost $172,862,811) 200,169,368
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.9%
1,768,534 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 1,768,534
Total Investments Purchased with Collateral from Securities Lending
(cost $1,768,534) 1,768,534
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5%
X – REPURCHASE AGREEMENTS - 1 .5%
X 2,990,000
$ 2,990 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$2,990,437, collateralized $3,243,200, U.S. Treasury
Bond, 3.75%, due 11/15/43, value $3,049,858
5.260% 8/01/23 $ 2,990,000
Total Repurchase Agreements
(cost $2,990,000) 2,990,000
Total Short-Term Investments
(cost $2,990,000) 2,990,000
Total Investments
(cost $ 177,621,345 ) - 100 .5% 204,927,902
Other Assets & Liabilities, Net -  (0.5)% (992,115)
Net Assets - 100% $ 203,935,787

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 200,169,368 $ – $ – $ 200,169,368
Investments Purchased with Collateral from
Securities Lending 1,768,534 – – 1,768,534
Short-Term Investments:
Repurchase Agreements – 2,990,000 – 2,990,000
Total
$ 201,937,902 $ 2,990,000 $ – $ 204,927,902
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,741,985.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X – COMMON STOCKS - 98 .6%
X 474,439,456
Aerospace & Defense - 1.2%
30,811 L3Harris Technologies Inc $ 5,838,376
Total Aerospace & Defense 5,838,376
Banks - 2.1%
61,569 East West Bancorp Inc 3,830,208
214,223 Fifth Third Bancorp 6,233,889
Total Banks 10,064,097
Biotechnology - 2.4%
18,689 Biogen Inc (2) 5,049,581
26,972 United Therapeutics Corp (2) 6,546,644
Total Biotechnology 11,596,225
Building Products - 5.3%
20,806 Carlisle Cos Inc 5,767,423
168,418 Carrier Global Corp 10,029,292
69,093 Owens Corning 9,672,329
Total Building Products 25,469,044
Capital Markets - 3.8%
24,891 Ameriprise Financial Inc 8,673,269
88,928 Raymond James Financial Inc 9,788,305
Total Capital Markets 18,461,574
Chemicals - 3.2%
101,885 DuPont de Nemours Inc 7,909,333
54,010 Westlake Corp 7,426,375
Total Chemicals 15,335,708
Communications Equipment - 1.4%
158,229 Ciena Corp (2) 6,677,264
Total Communications Equipment 6,677,264
Construction Materials - 1.0%
130,216 Summit Materials Inc, Class A (2) 4,711,215
Total Construction Materials 4,711,215
Consumer Finance - 1.3%
133,488 OneMain Holdings Inc 6,071,034
Total Consumer Finance 6,071,034
Consumer Staples Distribution & Retail - 1.8%
200,885 US Foods Holding Corp (2) 8,583,816
Total Consumer Staples Distribution & Retail 8,583,816
Containers & Packaging - 1.0%
207,861 Graphic Packaging Holding Co 5,030,236
Total Containers & Packaging 5,030,236

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Electric Utilities - 5.7%
127,374 Alliant Energy Corp $ 6,845,079
71,948 American Electric Power Co Inc 6,096,873
180,900 FirstEnergy Corp 7,125,651
120,985 Xcel Energy Inc 7,589,389
Total Electric Utilities 27,656,992
Electrical Equipment - 1.9%
29,622 Hubbell Inc 9,242,064
Total Electrical Equipment 9,242,064
Electronic Equipment, Instruments & Components - 2.4%
104,939 Avnet Inc 5,089,541
66,869 TD SYNNEX Corp 6,600,639
Total Electronic Equipment, Instruments & Components 11,690,180
Energy Equipment & Services - 1.1%
151,657 Baker Hughes Co 5,427,804
Total Energy Equipment & Services 5,427,804
Entertainment - 1.5%
48,635 Take-Two Interactive Software Inc (2) 7,438,237
Total Entertainment 7,438,237
Equity Real Estate Investment Trusts (REITs) - 4.7%
143,804 EPR Properties 6,419,410
145,363 National Storage Affiliates Trust 4,911,816
89,071 Regency Centers Corp 5,836,823
143,758 STAG Industrial Inc 5,218,415
Total Equity Real Estate Investment Trusts (REITs) 22,386,464
Financial Services - 2.4%
205,265 Radian Group Inc 5,527,787
82,343 Voya Financial Inc 6,114,791
Total Financial Services 11,642,578
Ground Transportation - 1.8%
67,825 TFI International Inc 8,705,339
Total Ground Transportation 8,705,339
Health Care Equipment & Supplies - 2.2%
138,504 Envista Holdings Corp (2) 4,765,922
41,806 Zimmer Biomet Holdings Inc 5,775,499
Total Health Care Equipment & Supplies 10,541,421
Health Care Providers & Services - 2.4%
59,290 Centene Corp (2) 4,037,056
225,665 Option Care Health Inc (2) 7,622,964
Total Health Care Providers & Services 11,660,020
Hotel & Resort REITs - 1.2%
360,097 Apple Hospitality REIT Inc 5,581,503
Total Hotel & Resort REITs 5,581,503
Hotels, Restaurants & Leisure - 2.6%
40,037 Darden Restaurants Inc 6,763,050
140,344 Travel + Leisure Co 5,716,211
Total Hotels, Restaurants & Leisure 12,479,261

Shares Description (1) Value
Household Durables - 1.4%
52,524 DR Horton Inc $ 6,671,598
Total Household Durables 6,671,598
Insurance - 4.9%
128,614 Arch Capital Group Ltd (2) 9,992,022
18,245 Everest Group Ltd 6,577,505
50,583 Reinsurance Group of America Inc 7,099,324
Total Insurance 23,668,851
IT Services - 1.2%
26,608 VeriSign Inc (2) 5,612,958
Total IT Services 5,612,958
Leisure Products - 1.5%
84,022 Brunswick Corp/DE 7,251,939
Total Leisure Products 7,251,939
Machinery - 6.9%
48,668 AGCO Corp 6,477,711
64,386 Crane Co 6,032,324
82,945 Crane NXT Co 4,906,197
95,955 PACCAR Inc 8,264,604
18,392 Parker-Hannifin Corp 7,540,904
Total Machinery 33,221,740
Metals & Mining - 2.4%
138,079 Alcoa Corp 4,997,079
22,063 Reliance Steel & Aluminum Co 6,461,370
Total Metals & Mining 11,458,449
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
227,930 Starwood Property Trust Inc 4,727,268
Total Mortgage Real Estate Investment Trusts (REITs) 4,727,268
Multi-Utilities - 2.0%
112,533 Ameren Corp 9,640,702
Total Multi-Utilities 9,640,702
Oil, Gas & Consumable Fuels - 5.9%
61,760 Diamondback Energy Inc 9,098,483
176,334 EQT Corp 7,437,768
570,786 Permian Resources Corp 6,672,489
143,736 Williams Cos Inc/The 4,951,705
Total Oil, Gas & Consumable Fuels 28,160,445
Personal Products - 1.0%
410,716 Coty Inc, Class A (2) 4,945,021
Total Personal Products 4,945,021
Pharmaceuticals - 1.2%
43,526 Jazz Pharmaceuticals PLC (2) 5,676,661
Total Pharmaceuticals 5,676,661
Residential REITs - 2.8%
34,647 AvalonBay Communities Inc 6,536,157
197,342 Invitation Homes Inc 7,005,641
Total Residential REITs 13,541,798

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 2.8%
108,434 Marvell Technology Inc $ 7,062,307
98,887 Wolfspeed Inc (2) 6,516,653
Total Semiconductors & Semiconductor Equipment 13,578,960
Software - 3.5%
36,973 Check Point Software Technologies Ltd (2) 4,888,200
15,157 Roper Technologies Inc 7,473,159
9,393 Synopsys Inc (2) 4,243,758
Total Software 16,605,117
Specialized REITs - 1.3%
188,122 Weyerhaeuser Co 6,407,435
Total Specialized REITs 6,407,435
Specialty Retail - 1.3%
37,791 AutoNation Inc (2) 6,083,595
Total Specialty Retail 6,083,595
Textiles, Apparel & Luxury Goods - 1.3%
47,713 Ralph Lauren Corp 6,266,148
Total Textiles, Apparel & Luxury Goods 6,266,148
Trading Companies & Distributors - 1.8%
49,156 WESCO International Inc 8,630,319
Total Trading Companies & Distributors 8,630,319
Total Common Stocks
(cost $373,998,652) 474,439,456
Total Long-Term Investments
(cost $373,998,652) 474,439,456
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.1%
X – REPURCHASE AGREEMENTS - 1 .1%
X 5,390,033
$ 170 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$170,040, collateralized $188,700, U.S. Treasury Note,
2.625%, due 7/31/29, value $173,493
1.600% 8/01/23 $ 170,033
5,220 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$5,220,763, collateralized $5,662,000, U.S. Treasury
Bond, 3.75%, due 7/31/29, value $5,324,463
5.260% 8/01/23 5,220,000
Total Repurchase Agreements
(cost $5,390,033) 5,390,033
Total Short-Term Investments
(cost $5,390,033) 5,390,033
Total Investments
(cost $ 379,388,685 ) - 99 .7% 479,829,489
Other Assets & Liabilities, Net -  0.3% 1,289,233
Net Assets - 100% $ 481,118,722

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 474,439,456 $ – $ – $ 474,439,456
Short-Term Investments:
Repurchase Agreements – 5,390,033 – 5,390,033
Total
$ 474,439,456 $ 5,390,033 $ – $ 479,829,489
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X – COMMON STOCKS - 98 .9%
X 212,502,846
Aerospace & Defense - 1.4%
194,033 Kratos Defense & Security Solutions Inc (2) $ 2,927,958
Total Aerospace & Defense 2,927,958
Automobile Components - 1.0%
37,283 Gentherm Inc (2) 2,228,405
Total Automobile Components 2,228,405
Banks - 1.7%
37,249 Ameris Bancorp 1,625,919
28,925 Preferred Bank/Los Angeles CA 1,911,364
Total Banks 3,537,283
Beverages - 1.8%
33,470 MGP Ingredients Inc 3,815,915
Total Beverages 3,815,915
Biotechnology - 4.2%
25,886 Crinetics Pharmaceuticals Inc (2) 491,834
34,789 Cytokinetics Inc (2) 1,160,213
57,456 Halozyme Therapeutics Inc (2) 2,468,310
49,655 ImmunoGen Inc (2) 884,852
29,990 Immunovant Inc (2) 684,672
7,422 Karuna Therapeutics Inc (2) 1,482,693
9,596 Krystal Biotech Inc (2) 1,238,843
9,800 Prothena Corp PLC (2) 674,926
Total Biotechnology 9,086,343
Broadline Retail - 1.4%
41,298 Ollie's Bargain Outlet Holdings Inc (2) 3,009,798
Total Broadline Retail 3,009,798
Building Products - 1.7%
114,788 AZEK Co Inc/The (2) 3,581,386
Total Building Products 3,581,386
Capital Markets - 1.7%
27,308 Evercore Inc, Class A 3,688,218
Total Capital Markets 3,688,218
Commercial Services & Supplies - 3.5%
39,672 Casella Waste Systems Inc, Class A (2) 3,201,134
25,491 Tetra Tech Inc 4,313,332
Total Commercial Services & Supplies 7,514,466
Construction Materials - 1.5%
88,518 Summit Materials Inc, Class A (2) 3,202,581
Total Construction Materials 3,202,581
Containers & Packaging - 0.9%
45,163 Silgan Holdings Inc 1,980,397
Total Containers & Packaging 1,980,397

Shares Description (1) Value
Electrical Equipment - 1.7%
22,700 Atkore Inc (2) $ 3,601,809
Total Electrical Equipment 3,601,809
Electronic Equipment, Instruments & Components - 2.2%
125,973 Array Technologies Inc (2) 2,399,786
338,064 Evolv Technologies Holdings Inc (2) 2,224,461
Total Electronic Equipment, Instruments & Components 4,624,247
Equity Real Estate Investment Trusts (REITs) - 2.6%
21,913 EastGroup Properties Inc 3,882,545
261,772 Summit Hotel Properties Inc 1,685,812
Total Equity Real Estate Investment Trusts (REITs) 5,568,357
Food Products - 0.8%
92,112 Sovos Brands Inc (2) 1,639,594
Total Food Products 1,639,594
Ground Transportation - 1.8%
9,233 Saia Inc (2) 3,906,852
Total Ground Transportation 3,906,852
Health Care Equipment & Supplies - 9.2%
162,529 Alphatec Holdings Inc (2) 2,871,888
53,327 AtriCure Inc (2) 2,951,650
51,093 Axonics Inc (2) 3,084,484
30,713 Establishment Labs Holdings Inc (2) 2,211,643
39,704 Glaukos Corp (2) 3,062,767
38,715 Lantheus Holdings Inc (2) 3,348,460
88,099 SI-BONE Inc (2) 2,269,430
Total Health Care Equipment & Supplies 19,800,322
Health Care Providers & Services - 7.2%
39,606 Addus HomeCare Corp (2) 3,626,721
31,499 Encompass Health Corp 2,079,879
32,550 Ensign Group Inc/The 3,153,118
48,435 HealthEquity Inc (2) 3,290,674
77,439 Progyny Inc (2) 3,233,853
Total Health Care Providers & Services 15,384,245
Health Care Technology - 1.4%
99,637 Evolent Health Inc, Class A (2) 3,027,968
Total Health Care Technology 3,027,968
Hotels, Restaurants & Leisure - 4.3%
184,514 Everi Holdings Inc (2) 2,738,188
18,129 Papa John's International Inc 1,499,268
39,015 Planet Fitness Inc (2) 2,635,073
14,265 Wingstop Inc 2,404,794
Total Hotels, Restaurants & Leisure 9,277,323
Insurance - 1.2%
43,447 Palomar Holdings Inc (2) 2,631,150
Total Insurance 2,631,150
IT Services - 2.4%
35,521 Maximus Inc 2,975,239
32,018 Shift4 Payments Inc, Class A (2) 2,208,922
Total IT Services 5,184,161

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Leisure Products - 1.2%
133,962 Topgolf Callaway Brands Corp (2) $ 2,675,221
Total Leisure Products 2,675,221
Machinery - 4.8%
19,211 Chart Industries Inc (2) 3,499,476
31,171 ESCO Technologies Inc 3,134,244
44,509 SPX Technologies Inc (2) 3,765,906
Total Machinery 10,399,626
Media - 2.3%
111,880 Integral Ad Science Holding Corp (2) 2,332,698
176,627 Magnite Inc (2) 2,672,367
591,081 Videopropulsion Inc (2),(3) 591
Total Media 5,005,656
Metals & Mining - 1.0%
109,571 Lithium Americas Corp (2) 2,211,143
Total Metals & Mining 2,211,143
Oil, Gas & Consumable Fuels - 5.5%
81,112 Matador Resources Co 4,512,261
91,558 Northern Oil and Gas Inc 3,604,638
316,623 Permian Resources Corp 3,701,323
Total Oil, Gas & Consumable Fuels 11,818,222
Personal Care Products - 1.3%
75,423 BellRing Brands Inc (2) 2,711,457
Total Personal Care Products 2,711,457
Pharmaceuticals - 1.9%
27,772 Intra-Cellular Therapies Inc (2) 1,717,421
7,780 Reata Pharmaceuticals Inc, Class A (2) 1,288,212
28,347 Ventyx Biosciences Inc (2) 1,050,256
Total Pharmaceuticals 4,055,889
Professional Services - 1.3%
23,641 ICF International Inc 2,779,945
Total Professional Services 2,779,945
Semiconductors & Semiconductor Equipment - 5.0%
66,109 Aehr Test Systems (2),(4) 3,448,245
25,990 Onto Innovation Inc (2) 3,231,077
27,182 Silicon Laboratories Inc (2) 4,053,924
Total Semiconductors & Semiconductor Equipment 10,733,246
Software - 12.6%
63,925 Braze Inc, Class A (2) 2,906,031
30,586 CommVault Systems Inc (2) 2,383,567
14,546 CyberArk Software Ltd (2) 2,414,782
48,096 Envestnet Inc (2) 2,980,990
163,896 PowerSchool Holdings Inc, Class A (2) 3,961,366
61,060 Q2 Holdings Inc (2) 2,165,798
58,792 Sprout Social Inc, Class A (2) 3,359,375
114,266 Varonis Systems Inc (2) 3,279,434
35,083 Workiva Inc (2) 3,693,889
Total Software 27,145,232

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Shares Description (1) Value
Specialty Retail - 1.9%
27,107 Academy Sports & Outdoors Inc $ 1,620,727
26,861 Boot Barn Holdings Inc (2) 2,522,248
Total Specialty Retail 4,142,975
Technology Hardware, Storage & Peripherals - 1.8%
11,783 Super Micro Computer Inc (2) 3,891,571
Total Technology Hardware, Storage & Peripherals 3,891,571
Textiles, Apparel & Luxury Goods - 1.2%
77,889 Steven Madden Ltd 2,599,935
Total Textiles, Apparel & Luxury Goods 2,599,935
Trading Companies & Distributors - 1.5%
21,477 Applied Industrial Technologies Inc 3,113,950
Total Trading Companies & Distributors 3,113,950
Total Common Stocks
(cost $175,318,867) 212,502,846
Total Long-Term Investments
(cost $175,318,867) 212,502,846
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.8%
1,721,769 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
5.340%(6) $ 1,721,769
Total Investments Purchased with Collateral from Securities Lending
(cost $1,721,769) 1,721,769
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
X – REPURCHASE AGREEMENTS - 1 .7%
X 3,744,023
$ 114 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$114,028, collateralized $126,500, U.S. Treasury Note,
2.625%, due 7/31/29, value $116,306
1.600% 8/01/23 $ 114,023
3,630 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$3,630,530, collateralized $3,937,400, U.S. Treasury
Bond, 3.75%, due 11/15/43, value $3,702,674
5.260% 8/01/23 3,630,000
Total Repurchase Agreements
(cost $3,744,023) 3,744,023
Total Short-Term Investments
(cost $3,744,023) 3,744,023
Total Investments
(cost $ 180,784,659 ) - 101 .4% 217,968,638
Other Assets & Liabilities, Net -  (1.4)% (3,091,816)
Net Assets - 100% $ 214,876,822

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 212,502,255 $ – $ 591 $ 212,502,846
Investments Purchased with Collateral from
Securities Lending 1,721,769 – – 1,721,769
Short-Term Investments:
Repurchase Agreements – 3,744,023 – 3,744,023
Total
$ 214,224,024 $ 3,744,023 $ 591 $ 217,968,638
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,749,081.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen Small Cap Select Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X – COMMON STOCKS - 97 .9%
X 109,148,380
Aerospace & Defense - 1.4%
100,240 Kratos Defense & Security Solutions Inc (2) $ 1,512,622
Total Aerospace & Defense 1,512,622
Automobile Components - 2.2%
34,510 Atmus Filtration Technologies Inc (2) 823,063
85,198 Dana Inc 1,617,058
Total Automobile Components 2,440,121
Banks - 6.6%
25,055 Banner Corp 1,192,869
69,559 Home BancShares Inc/AR 1,690,979
15,770 Preferred Bank/Los Angeles CA 1,042,082
19,488 SouthState Corp 1,513,633
23,179 Wintrust Financial Corp 1,955,380
Total Banks 7,394,943
Beverages - 3.0%
16,803 MGP Ingredients Inc 1,915,710
103,746 Primo Water Corp 1,470,081
Total Beverages 3,385,791
Biotechnology - 3.1%
12,837 Crinetics Pharmaceuticals Inc (2) 243,903
7,506 Cytokinetics Inc (2) 250,325
18,016 Halozyme Therapeutics Inc (2) 773,967
24,614 ImmunoGen Inc (2) 438,622
15,492 Immunovant Inc (2) 353,682
2,339 Karuna Therapeutics Inc (2) 467,262
4,141 Krystal Biotech Inc (2) 534,603
16,133 Myriad Genetics Inc (2) 360,573
Total Biotechnology 3,422,937
Broadline Retail - 1.4%
21,432 Ollie's Bargain Outlet Holdings Inc (2) 1,561,964
Total Broadline Retail 1,561,964
Building Products - 1.4%
14,747 Masonite International Corp (2) 1,541,799
Total Building Products 1,541,799
Capital Markets - 3.0%
13,359 Evercore Inc, Class A 1,804,267
10,406 Piper Sandler Cos 1,523,022
Total Capital Markets 3,327,289
Chemicals - 1.3%
36,535 Avient Corp 1,480,764
Total Chemicals 1,480,764

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Construction & Engineering - 4.1%
22,990 Arcosa Inc $ 1,774,368
10,084 Comfort Systems USA Inc 1,754,314
6,982 MYR Group Inc (2) 995,354
Total Construction & Engineering 4,524,036
Construction Materials - 1.4%
44,100 Summit Materials Inc, Class A (2) 1,595,538
Total Construction Materials 1,595,538
Consumer Finance - 1.0%
12,329 FirstCash Holdings Inc 1,174,707
Total Consumer Finance 1,174,707
Containers & Packaging - 1.3%
32,760 Silgan Holdings Inc 1,436,526
Total Containers & Packaging 1,436,526
Electronic Equipment, Instruments & Components - 2.4%
55,375 Array Technologies Inc (2) 1,054,894
110,501 TTM Technologies Inc (2) 1,586,794
Total Electronic Equipment, Instruments & Components 2,641,688
Gas Utilities - 1.0%
16,886 Spire Inc 1,073,443
Total Gas Utilities 1,073,443
Ground Transportation - 1.4%
12,988 ArcBest Corp 1,510,764
Total Ground Transportation 1,510,764
Health Care Equipment & Supplies - 4.9%
29,965 AtriCure Inc (2) 1,658,563
24,395 Axonics Inc (2) 1,472,726
15,111 Establishment Labs Holdings Inc (2) 1,088,143
15,905 Glaukos Corp (2) 1,226,912
Total Health Care Equipment & Supplies 5,446,344
Health Care Providers & Services - 7.2%
16,511 Encompass Health Corp 1,090,221
25,177 HealthEquity Inc (2) 1,710,525
44,438 Option Care Health Inc (2) 1,501,116
33,423 Progyny Inc (2) 1,395,745
40,731 Select Medical Holdings Corp 1,222,337
14,333 Tenet Healthcare Corp (2) 1,071,105
Total Health Care Providers & Services 7,991,049
Hotel & Resort REITs - 0.7%
127,258 Summit Hotel Properties Inc 819,541
Total Hotel & Resort REITs 819,541
Hotels, Restaurants & Leisure - 2.1%
69,980 Everi Holdings Inc (2) 1,038,503
15,501 Papa John's International Inc 1,281,933
Total Hotels, Restaurants & Leisure 2,320,436

Shares Description (1) Value
Industrial REITs - 3.0%
9,643 EastGroup Properties Inc $ 1,708,547
45,040 STAG Industrial Inc 1,634,952
Total Industrial REITs 3,343,499
Insurance - 1.6%
8,605 Primerica Inc 1,830,283
Total Insurance 1,830,283
Interactive Media & Services - 1.0%
15,542 Ziff Davis Inc (2) 1,127,106
Total Interactive Media & Services 1,127,106
IT Services - 1.4%
18,438 Maximus Inc 1,544,367
Total IT Services 1,544,367
Leisure Products - 1.3%
75,497 Topgolf Callaway Brands Corp (2) 1,507,675
Total Leisure Products 1,507,675
Machinery - 5.0%
12,052 EnPro Industries Inc 1,672,576
13,634 ESCO Technologies Inc 1,370,899
95,927 Hillman Solutions Corp (2) 943,922
18,236 SPX Technologies Inc (2) 1,542,948
Total Machinery 5,530,345
Marine Transportation - 1.5%
21,044 Kirby Corp (2) 1,714,665
Total Marine Transportation 1,714,665
Media - 1.3%
98,625 Magnite Inc (2) 1,492,196
Total Media 1,492,196
Metals & Mining - 0.9%
52,420 Lithium Americas Corp (2) 1,057,836
Total Metals & Mining 1,057,836
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
99,506 Ladder Capital Corp 1,093,571
Total Mortgage Real Estate Investment Trusts (REITs) 1,093,571
Multi-Utilities - 1.5%
27,574 Black Hills Corp 1,663,539
Total Multi-Utilities 1,663,539
Oil, Gas & Consumable Fuels - 6.9%
37,344 Matador Resources Co 2,077,447
65,205 Northern Oil and Gas Inc 2,567,120
40,466 Peabody Energy Corp 908,057
183,682 Permian Resources Corp 2,147,242
Total Oil, Gas & Consumable Fuels 7,699,866
Personal Care Products - 1.9%
60,382 BellRing Brands Inc (2) 2,170,733
Total Personal Care Products 2,170,733

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Pharmaceuticals - 1.4%
9,151 Intra-Cellular Therapies Inc (2) $ 565,898
7,164 Prestige Consumer Healthcare Inc (2) 467,164
14,761 Ventyx Biosciences Inc (2) 546,895
Total Pharmaceuticals 1,579,957
Professional Services - 2.3%
13,907 ASGN Inc (2) 1,061,382
12,792 ICF International Inc 1,504,211
Total Professional Services 2,565,593
Semiconductors & Semiconductor Equipment - 2.4%
37,661 Ichor Holdings Ltd (2) 1,458,234
7,819 Silicon Laboratories Inc (2) 1,166,126
Total Semiconductors & Semiconductor Equipment 2,624,360
Software - 7.4%
20,781 CommVault Systems Inc (2) 1,619,463
7,129 CyberArk Software Ltd (2) 1,183,485
72,447 PowerSchool Holdings Inc, Class A (2) 1,751,044
22,420 Q2 Holdings Inc (2) 795,238
25,313 Sprout Social Inc, Class A (2) 1,446,385
13,451 Workiva Inc (2) 1,416,256
Total Software 8,211,871
Specialty Retail - 1.6%
30,148 Academy Sports & Outdoors Inc 1,802,549
Total Specialty Retail 1,802,549
Technology Hardware, Storage & Peripherals - 1.1%
3,669 Super Micro Computer Inc (2) 1,211,761
Total Technology Hardware, Storage & Peripherals 1,211,761
Textiles, Apparel & Luxury Goods - 1.2%
39,833 Steven Madden Ltd 1,329,626
Total Textiles, Apparel & Luxury Goods 1,329,626
Trading Companies & Distributors - 1.3%
9,964 Applied Industrial Technologies Inc 1,444,680
Total Trading Companies & Distributors 1,444,680
Total Common Stocks
(cost $85,949,448) 109,148,380

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X – EXCHANGE-TRADED FUNDS - 1 .3%
X 1,502,132
17,821 SPDR S&P Biotech ETF (3) $ 1,502,132
Total Exchange-Traded Funds
(cost $1,435,205) 1,502,132
Total Long-Term Investments
(cost $87,384,653) 110,650,512
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.4%
1,514,478 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 1,514,478
Total Investments Purchased with Collateral from Securities Lending
(cost $1,514,478) 1,514,478
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
– REPURCHASE AGREEMENTS - 1 .2%
X 1,340,000
$ 1,340 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$1,340,196, collateralized $1,453,500, U.S. Treasury
Bond 3.75%, due 11/15/43, value $1,366,850
5.260% 8/01/23 $ 1,340,000
Total Repurchase Agreements
(cost $1,340,000) 1,340,000
Total Short-Term Investments
(cost $1,340,000) 1,340,000
Total Investments
(cost $ 90,239,131 ) - 101 .8% 113,504,990
Other Assets & Liabilities, Net -  (1.8)% (1,999,878)
Net Assets - 100% $ 111,505,112

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 109,148,380 $ – $ – $ 109,148,380
Exchange-Traded Funds 1,502,132 – – 1,502,132
Investments Purchased with Collateral from
Securities Lending 1,514,478 – – 1,514,478
Short-Term Investments:
Repurchase Agreements – 1,340,000 – 1,340,000
Total
$ 112,164,990 $ 1,340,000 $ – $ 113,504,990
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,487,044.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Small Cap Value Fund
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X – COMMON STOCKS - 99 .1%
X 524,504,756
Aerospace & Defense - 1.3%
142,987 Parsons Corp (2) $ 7,066,418
Total Aerospace & Defense 7,066,418
Automobile Components - 1.2%
326,460 Dana Inc 6,196,211
Total Automobile Components 6,196,211
Banks - 13.7%
157,116 Ameris Bancorp 6,858,113
157,685 Banner Corp 7,507,383
169,560 Cathay General Bancorp 6,450,062
266,394 ConnectOne Bancorp Inc 5,453,085
160,798 Eastern Bankshares Inc 2,270,468
213,337 First Interstate BancSystem Inc, Class A 6,129,172
226,083 First Merchants Corp 7,261,786
172,862 Heartland Financial USA Inc 5,936,081
352,682 OceanFirst Financial Corp 6,570,466
74,390 Pinnacle Financial Partners Inc 5,646,201
100,931 Preferred Bank/Los Angeles CA 6,669,521
66,412 Wintrust Financial Corp 5,602,516
Total Banks 72,354,854
Beverages - 1.2%
440,693 Primo Water Corp 6,244,620
Total Beverages 6,244,620
Biotechnology - 2.9%
187,990 Alkermes PLC (2) 5,504,347
308,050 Exelixis Inc (2) 6,071,665
14,826 United Therapeutics Corp (2) 3,598,567
Total Biotechnology 15,174,579
Broadline Retail - 1.2%
85,677 Ollie's Bargain Outlet Holdings Inc (2) 6,244,140
Total Broadline Retail 6,244,140
Building Products - 1.2%
335,516 Resideo Technologies Inc (2) 6,280,860
Total Building Products 6,280,860
Capital Markets - 2.6%
47,642 Piper Sandler Cos 6,972,883
108,022 Stifel Financial Corp 6,863,718
Total Capital Markets 13,836,601
Chemicals - 3.5%
96,087 Avient Corp 3,894,406
702,151 Ecovyst Inc (2) 8,629,436
99,037 Minerals Technologies Inc 6,075,920
Total Chemicals 18,599,762

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Commercial Services & Supplies - 2.2%
295,223 Deluxe Corp $ 5,606,285
162,934 SP Plus Corp (2) 6,264,812
Total Commercial Services & Supplies 11,871,097
Communications Equipment - 1.0%
354,779 Harmonic Inc (2),(3) 5,293,303
Total Communications Equipment 5,293,303
Construction & Engineering - 1.6%
39,190 EMCOR Group Inc 8,427,418
Total Construction & Engineering 8,427,418
Construction Materials - 0.9%
134,484 Summit Materials Inc, Class A (2) 4,865,631
Total Construction Materials 4,865,631
Consumer Finance - 1.3%
147,856 OneMain Holdings Inc 6,724,491
Total Consumer Finance 6,724,491
Diversified Consumer Services - 0.5%
69,107 Stride Inc (2) 2,640,578
Total Diversified Consumer Services 2,640,578
Electric Utilities - 1.3%
84,639 Otter Tail Corp 6,856,605
Total Electric Utilities 6,856,605
Electrical Equipment - 1.8%
182,064 nVent Electric PLC 9,627,544
Total Electrical Equipment 9,627,544
Electronic Equipment, Instruments & Components - 1.8%
110,788 Avnet Inc 5,373,218
299,350 TTM Technologies Inc (2) 4,298,666
Total Electronic Equipment, Instruments & Components 9,671,884
Energy Equipment & Services - 2.6%
281,440 ChampionX Corp 10,019,263
237,358 Diamond Offshore Drilling Inc (2) 3,757,377
Total Energy Equipment & Services 13,776,640
Equity Real Estate Investment Trusts (REITs) - 5.7%
124,328 EPR Properties 5,550,002
545,764 Global Medical REIT Inc 5,403,064
734,664 LXP Industrial Trust 7,398,066
534,577 RPT Realty 5,810,852
164,066 STAG Industrial Inc 5,955,596
Total Equity Real Estate Investment Trusts (REITs) 30,117,580
Financial Services - 1.5%
296,263 Radian Group Inc 7,978,363
Total Financial Services 7,978,363
Food Products - 0.8%
166,096 Hostess Brands Inc (2) 3,992,948
Total Food Products 3,992,948

Shares Description (1) Value
Gas Utilities - 1.9%
67,055 ONE Gas Inc $ 5,306,062
77,121 Spire Inc 4,902,582
Total Gas Utilities 10,208,644
Ground Transportation - 1.4%
242,228 Schneider National Inc, Class B 7,463,045
Total Ground Transportation 7,463,045
Health Care Equipment & Supplies - 1.0%
84,342 Enovis Corp (2) 5,389,454
Total Health Care Equipment & Supplies 5,389,454
Health Care Providers & Services - 3.7%
94,316 Acadia Healthcare Co Inc (2) 7,453,793
57,300 Encompass Health Corp 3,783,519
250,652 Option Care Health Inc (2) 8,467,025
Total Health Care Providers & Services 19,704,337
Hotel & Resort REITs - 1.0%
335,275 Apple Hospitality REIT Inc 5,196,762
Total Hotel & Resort REITs 5,196,762
Hotels, Restaurants & Leisure - 2.3%
88,080 Dine Brands Global Inc 5,312,985
55,264 Marriott Vacations Worldwide Corp 7,101,977
Total Hotels, Restaurants & Leisure 12,414,962
Household Durables - 2.2%
225,969 La-Z-Boy Inc 7,088,648
42,916 M/I Homes Inc (2) 4,291,600
Total Household Durables 11,380,248
Insurance - 2.4%
298,775 James River Group Holdings Ltd 5,524,350
33,258 Primerica Inc 7,073,976
Total Insurance 12,598,326
Interactive Media & Services - 0.8%
57,058 Ziff Davis Inc (2) 4,137,846
Total Interactive Media & Services 4,137,846
IT Services - 1.1%
70,095 Maximus Inc 5,871,157
Total IT Services 5,871,157
Leisure Products - 1.8%
30,244 Brunswick Corp/DE 2,610,359
358,610 Topgolf Callaway Brands Corp (2) 7,161,442
Total Leisure Products 9,771,801
Machinery - 2.6%
90,005 Crane NXT Co 5,323,796
166,117 Hillenbrand Inc 8,628,117
Total Machinery 13,951,913
Media - 0.8%
275,987 Magnite Inc (2) 4,175,683
Total Media 4,175,683

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Metals & Mining - 1.4%
127,753 Commercial Metals Co $ 7,310,027
Total Metals & Mining 7,310,027
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
716,219 Ladder Capital Corp 7,871,247
Total Mortgage Real Estate Investment Trusts (REITs) 7,871,247
Multi-Utilities - 1.4%
120,792 Black Hills Corp 7,287,381
Total Multi-Utilities 7,287,381
Oil, Gas & Consumable Fuels - 7.5%
468,116 CNX Resources Corp (2) 9,549,566
232,700 Excelerate Energy Inc, Class A 4,937,894
288,053 Magnolia Oil & Gas Corp, Class A 6,380,374
230,850 Northern Oil and Gas Inc 9,088,565
840,281 Permian Resources Corp 9,822,885
Total Oil, Gas & Consumable Fuels 39,779,284
Pharmaceuticals - 1.1%
87,186 Prestige Consumer Healthcare Inc (2) 5,685,399
Total Pharmaceuticals 5,685,399
Professional Services - 1.4%
141,455 Korn Ferry 7,451,849
Total Professional Services 7,451,849
Real Estate Management & Development - 1.4%
454,265 Kennedy-Wilson Holdings Inc 7,495,373
Total Real Estate Management & Development 7,495,373
Residential REITs - 1.0%
81,557 Centerspace 5,067,136
Total Residential REITs 5,067,136
Semiconductors & Semiconductor Equipment - 1.0%
188,299 Veeco Instruments Inc (2) 5,302,500
Total Semiconductors & Semiconductor Equipment 5,302,500
Software - 2.8%
245,409 Cerence Inc (2) 6,824,824
217,442 Verint Systems Inc (2) 8,125,808
Total Software 14,950,632
Specialty Retail - 1.2%
24,354 Group 1 Automotive Inc 6,296,240
Total Specialty Retail 6,296,240
Technology Hardware, Storage & Peripherals - 1.0%
305,786 Stratasys Ltd (2) 5,543,900
Total Technology Hardware, Storage & Peripherals 5,543,900

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.6%
47,602 WESCO International Inc $ 8,357,483
Total Trading Companies & Distributors 8,357,483
Total Common Stocks
(cost $428,097,096) 524,504,756
Total Long-Term Investments
(cost $428,097,096) 524,504,756
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
408,298 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 408,298
Total Investments Purchased with Collateral from Securities Lending
(cost $408,298) 408,298
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
X – REPURCHASE AGREEMENTS - 0 .9%
X 5,125,044
$ 155 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$155,051, collateralized $172,100, U.S. Treasury Note
2.625%, due 7/31/29, value $158,231
1.600% 8/01/23 $ 155,044
4,970 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/31/23, repurchase price
$4,970,726, collateralized $5,390,800, U.S. Treasury
Bond 3.75%, due 11/15/43, value $5,069,430
5.260% 8/01/23 4,970,000
Total Repurchase Agreements
(cost $5,125,044) 5,125,044
Total Short-Term Investments
(cost $5,125,044) 5,125,044
Total Investments
(cost $ 433,630,438 ) - 100 .1% 530,038,098
Other Assets & Liabilities, Net -  (0.1)% (783,630)
Net Assets - 100% $ 529,254,468

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 524,504,756 $ – $ – $ 524,504,756
Investments Purchased with Collateral from
Securities Lending 408,298 – – 408,298
Short-Term Investments:
Repurchase Agreements – 5,125,044 – 5,125,044
Total
$ 524,913,054 $ 5,125,044 $ – $ 530,038,098
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $383,131.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust